Interest rate benchmark reform - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 47,412,915	£ 42,625,605
IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	6,402,147	12,688,971
Currency Swaps | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	256,000	264,000
Currency Swaps | IBOR Reform | Expected credit losses held against contingent liabilities and commitments
Disclosure of financial instruments by type of interest rate [line items]
Retained debt issuance	£ 9,000	£ 23,000